Expected credit losses on financial assets and reconciliation of carrying amount (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of fair value measurement of assets [abstract]
Expected Credit Losses on Financial Assets and Reconciliation of carrying amount
It is presented below the reconciliation of gross carrying amount of financial assets through other comprehensive income and financial assets measured at amortized cost – that have their ECLs (Expected Credit Losses) measured using the three-stage model and the low credit risk simplification.

Stage 1	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	35,150,599	8,543,238		—	—	—	—		43,693,837
Financial assets amortized cost
Securities	9,275,027	(2,413,534)		—	—	—	—		6,861,493
Securities purchased under agreements to resell	7,606,501	7,285,280		—	—	—	—		14,891,781
Loans and credit card operations	21,168,048	5,678,561	1,082,998	(1,800,466)	(193,066)	518,241	27	(6,975)	26,447,368
Total on-balance exposures	73,200,175	19,093,545	1,082,998	(1,800,466)	(193,066)	518,241	27	(6,975)	91,894,479
Off-balance exposures (credit card limits)	4,759,298	3,670,075	201,949	(495,087)	(5,526)	193,171	17	—	8,323,897
Total exposures	77,959,473	22,763,620	1,284,947	(2,295,553)	(198,592)	711,412	44	(6,975)	100,218,376

Stage 2	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2023

Financial assets amortized cost
Loans and credit card operations	1,073,170	(111,875)	2,734	(518,241)	(33,238)	1,800,466	117	(10,202)	2,202,931
Total on-balance exposures	1,073,170	(111,875)	2,734	(518,241)	(33,238)	1,800,466	117	(10,202)	2,202,931
Off-balance exposures (credit card limits)	255,539	25,490	308	(193,171)	(8)	495,087	25	—	583,270
Total exposures	1,328,709	(86,385)	3,042	(711,412)	(33,246)	2,295,553	142	(10,202)	2,786,201

Stage 3	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Write-Off	Closing balance December 31, 2023

Financial assets amortized cost
Loans and credit card operations	19,319	(11,003)	18,004	(27)	(117)	193,066	33,238	(20,890)	231,590
Total on-balance exposures	19,319	(11,003)	18,004	(27)	(117)	193,066	33,238	(20,890)	231,590
Off-balance exposures (credit card limits)	—	(31)	79	(17)	(25)	5,526	8	—	5,540
Total exposures	19,319	(11,034)	18,083	(44)	(142)	198,592	33,246	(20,890)	237,130

Consolidated Stages	Balance at December 31, 2022	Purchases / (Settlements)	Business Combination	Write-Off	Closing balance December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	35,150,599	8,543,238	—	—	43,693,837
Financial assets amortized cost
Securities	9,275,027	(2,413,534)	—	—	6,861,493
Securities purchased under agreements to resell	7,606,501	7,285,280	—	—	14,891,781
Loans and credit card operations	22,260,537	5,555,684	1,103,736	(38,068)	28,881,889
Total on-balance exposures	74,292,664	18,970,668	1,103,736	(38,068)	94,329,000
Off-balance exposures (credit card limits)	5,014,837	3,695,534	202,336	—	8,912,707
Total exposures	79,307,501	22,666,202	1,306,072	(38,068)	103,241,707

Stage 1	Balance at December 31, 2021	Acquisition / (Settlements)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Closing balance December 31, 2022

Financial assets at fair value through other comprehensive income
Securities	32,339,904	2,810,695	—	—	—	—	35,150,599
Financial assets amortized cost
Securities	2,241,304	7,033,723	—	—	—	—	9,275,027
Securities purchased under agreements to resell	8,897,100	(1,290,599)	—	—	—	—	7,606,501
Loans and credit card operations	12,153,549	9,522,224	(945,055)	(12,373)	449,698	5	21,168,048
Total on-balance exposures	55,631,857	18,076,043	(945,055)	(12,373)	449,698	5	73,200,175
Off-balance exposures (credit card limits)	1,307,986	3,639,893	(241,705)	—	53,124	—	4,759,298
Total exposures	56,939,843	21,715,936	(1,186,760)	(12,373)	502,822	5	77,959,473

Stage 2	Balance at December 31, 2021	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Closing balance December 31, 2022

Financial assets amortized cost
Loans and credit card operations	686,994	(102,544)	(449,698)	(6,642)	945,055	5	1,073,170
Total on-balance exposures	686,994	(102,544)	(449,698)	(6,642)	945,055	5	1,073,170
Off-balance exposures (credit card limits)	59,408	7,548	(53,125)	—	241,705	3	255,539
Total exposures	746,402	(94,996)	(502,823)	(6,642)	1,186,760	8	1,328,709

Stage 3	Balance at December 31, 2021	Acquisition / (Settlements)	Transfer to stage 1	Transfer to stage 2	Transfer from stage 1	Transfer from stage 2	Closing balance December 31, 2022

Financial assets amortized cost
Loans and credit card operations	3,494	(3,180)	(5)	(5)	12,373	6,642	19,319
Total on-balance exposures	3,494	(3,180)	(5)	(5)	12,373	6,642	19,319
Off-balance exposures (credit card limits)	5	(2)	—	(3)	—	—	—
Total exposures	3,499	(3,182)	(5)	(8)	12,373	6,642	19,319

Consolidated Stages	Balance at December 31, 2021	Purchases / (Settlements)	Closing balance December 31, 2022

Financial assets at fair value through other comprehensive income
Securities	32,339,904	2,810,695	35,150,599
Financial assets amortized cost
Securities	2,241,304	7,033,723	9,275,027
Securities purchased under agreements to resell	8,897,100	(1,290,599)	7,606,501
Loans and credit card operations	12,844,037	9,416,500	22,260,537
Total on-balance exposures	56,322,345	17,970,319	74,292,664
Off-balance exposures (credit card limits)	1,367,399	3,647,438	5,014,837
Total exposures	57,689,744	21,617,757	79,307,501
The following table presents the gross carrying amount of financial assets measured at amortized cost, which that have their ECLs measured using the simplified approach:

Operations	2023	2022

Financial assets amortized cost
Securities trading and intermediation	3,047,011	3,376,179
Accounts Receivable	745,097	632,673
Other financial assets (i)	4,263,947	3,568,298
Total	8,056,055	7,577,150
(i)During the year ended December 31, 2023, there was R$ 1,101 of other financial assets write-off.
b)    Expected credit loss
The table below presents the changes in ECLs, measured according to the three stage model, for assets classified as Financial assets through other comprehensive income and Financial assets measured at amortized cost in the period ended December 31, 2023 and December 31, 2022, segregated by stages:

Stage 1	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	Write-Off	Closing balance December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	8,077	4,122	—	—	—	—	—	—	12,199
Financial assets amortized cost
Securities	2,924	3,148	—	—	—	—	—	—	6,072
Securities purchased under agreements to resell	2,681	122	—	—	—	—	—	—	2,803
Loans and credit card operations	21,312	223,234	27,499	(63,095)	(148,305)	1,173	1	(6,975)	54,844
Total on-balance exposures	34,994	230,626	27,499	(63,095)	(148,305)	1,173	1	(6,975)	75,918
Off-balance exposures (credit card limits)	4,800	8,064	4,303	(5,427)	(3,765)	187	—	—	8,162
Other off-balance exposures	15,214	—	—	—	(15,214)	—	—	—	—
Total exposures	55,008	238,690	31,802	(68,522)	(167,284)	1,360	1	(6,975)	84,080

Stage 2	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2023

Financial assets amortized cost
Loans and credit card operations	7,656	43,159	807	(1,173)	(28,663)	63,095	17	(10,202)	74,696
Total on-balance exposures	7,656	43,159	807	(1,173)	(28,663)	63,095	17	(10,202)	74,696
Off-balance exposures (credit card limits)	1,428	(467)	3	(187)	(1)	5,427	—	—	6,203
Total exposures	9,084	42,692	810	(1,360)	(28,664)	68,522	17	(10,202)	80,899

Stage 3	Balance at December 31, 2022	Acquisition / (Settlements)	Business Combination	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	Write-Off	Closing balance December 31, 2023

Financial assets amortized cost
Loans and credit card operations	14,181	(3,226)	15,268	(1)	(17)	148,304	28,663	(20,891)	182,281
Total on-balance exposures	14,181	(3,226)	15,268	(1)	(17)	148,304	28,663	(20,891)	182,281
Off-balance exposures (credit card limits)	—	(18)	18	—	—	3,766	1	—	3,767
Other off-balance exposures	—	38,891	—	—	—	15,214	—	(54,105)	—
Total exposures	14,181	35,647	15,286	(1)	(17)	167,284	28,664	(74,996)	186,048

Consolidated Stages	Balance at December 31, 2022	Increase / (Reversal)	Business Combination	Write-Off	Closing balance December 31, 2023

Financial assets at fair value through other comprehensive income
Securities	8,077	4,122	—	—	12,199
Financial assets amortized cost
Securities	2,924	3,148	—	—	6,072
Securities purchased under agreements to resell	2,681	122	—	—	2,803
Loans and credit card operations	43,149	263,168	43,573	(38,068)	311,822
Total on-balance exposures	56,831	270,560	43,573	(38,068)	332,896
Off-balance exposures (credit card limits)	6,228	7,579	4,325	—	18,132
Other off-balance exposures	15,214	38,890	—	(54,104)	—
Total exposures	78,273	317,029	47,898	(92,172)	351,028

Stage 1	ECL at December 31, 2021	Increase / (Reversal)	Transfer to stage 2	Transfer to stage 3	Transfer from stage 2	Transfer from stage 3	ECL at December 31, 2022

Financial assets at fair value through other comprehensive income
Securities	7,527	550	—	—	—	—	8,077
Financial assets amortized cost
Securities	2,497	427	—	—	—	—	2,924
Securities purchased under agreements to resell	2,569	112	—	—	—	—	2,681
Loans and credit card operations	13,957	21,827	(6,940)	(8,624)	1,092	—	21,312
Total on-balance exposures	26,550	22,916	(6,940)	(8,624)	1,092	—	34,994
Off-balance exposures (credit card limits)	726	5,413	(1,394)	—	55	—	4,800
Other off-balance exposures	—	15,214	—	—	—	—	15,214
Total exposures	27,276	43,543	(8,334)	(8,624)	1,147	—	55,008

Stage 2	ECL at December 31, 2021	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	ECL at December 31, 2022

Financial assets amortized cost
Loans and credit card operations	7,242	(127)	(1,091)	(5,308)	6,940	—	7,656
Total on-balance exposures	7,242	(127)	(1,091)	(5,308)	6,940	—	7,656
Off-balance exposures (credit card limits)	288	(198)	(56)	—	1,394	—	1,428
Total exposures	7,530	(325)	(1,147)	(5,308)	8,334	—	9,084

Stage 3	ECL at December 31, 2021	Increase / (Reversal)	Transfer to stage 1	Transfer to stage 3	Transfer from stage 1	Transfer from stage 3	ECL at December 31, 2022

Financial assets amortized cost
Loans and credit card operations	2,197	(1,948)	—	—	8,624	5,308	14,181
Total on-balance exposures	2,197	(1,948)	—	—	8,624	5,308	14,181
Total exposures	2,197	(1,948)	—	—	8,624	5,308	14,181

Consolidated Stages	ECL at December 31, 2021	Increase / (Reversal)	ECL at December 31, 2022

Financial assets at fair value through other comprehensive income
Securities	7,527	550	8,077
Financial assets amortized cost
Securities	2,497	427	2,924
Securities purchased under agreements to resell	2,569	112	2,681
Loans and credit card operations	23,396	19,753	43,149
Total on-balance exposures	35,989	20,842	56,831
Off-balance exposures (credit card limits)	1,014	5,214	6,228
Other off-balance exposures	—	15,214	15,214
Total exposures	37,003	41,270	78,273
The table below presents the ECLs for the financial assets measured according to simplified approach in the period ended December 31, 2023 and December 31, 2022:

Expected Credit Losses	2023	2022

Financial assets amortized cost
Securities trading and intermediation	114,692	105,179
Accounts Receivable	63,907	34,786
Other financial assets	55,204	51,109
Total	233,803	191,074
c)    Expected credit losses segregated by products
The table below presents the expected credit losses for 2023 and 2022, segregated by products:

Expected Credit Losses	2023	2022

Financial assets at fair value through other comprehensive income	12,199	8,077
Securities	12,199	8,077
Financial assets amortized cost	554,501	239,828
Securities	6,072	2,924
Securities purchased under agreements to resell	2,803	2,681
Loans and credit card operations	311,823	43,149
Securities trading and intermediation	114,692	105,179
Accounts Receivable	63,907	34,786
Other financial assets	55,204	51,109
Total losses for exposures	566,700	247,905
Off-balance exposures (credit card limits)	18,131	6,228
Other off-balance exposures	—	15,214
Total exposures	584,831	269,347